FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02896

Dryden High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 Mulberry Street, Gateway Center Three, 4th Floor, Newark, NJ 07102

(Address of principal executive offices) (Zip Code)

Jonathan D. Shain, Esq.

100 Mulberry Street, Gateway Center Three, 4th Floor, Newark, NJ 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year-end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be ‘FOR’ regardless of the vote cast. Any ‘Abstain’ vote cast is considered as voted, and to be against the management recommendation.

Form N-PX Proxy Voting Record 4/1/2005—6/30/2005

Trust: Dryden High Yield Fund, Inc.

    Manager: Prudential

Fund: Dryden High Yield Fund, Inc.

ISSUER NAME	TICKER	CUSIP	MTG DATE	MTG TYPE
				Proposal Type	Voted?	Vote Cast	For/Agnst Mgmt

NTL Inc.	NTLI	62940M104	5/19/2005	Annual
Adviser: PIM
2.00 Ratify Selection of Auditors				MGMT	YES	FOR	FOR
3.00 Approve Annual Bonus Plan				MGMT	YES	FOR	FOR
4.00 Approve Long-Term Bonus Plan				MGMT	YES	FOR	FOR

Gentek, Inc	GETI	37245X203	5/6/2005	Annual
Adviser: PIM
1.01 Elect Directors				MGMT	YES	FOR	FOR
1.02 Elect Directors				MGMT	YES	FOR	FOR
1.03 Elect Directors				MGMT	YES	FOR	FOR

Sterling Chemicals	2SCHI	859166100	4/15/2005	Annual
Adviser: PIM
1.01 Elect Directors				MGMT	YES	FOR	FOR
1.02 Elect Directors				MGMT	YES	FOR	FOR
1.03 Elect Directors				MGMT	YES	FOR	FOR
2.00 Ratify Selection of Auditors				MGMT	YES	FOR	FOR
3.00 Increase Authorized Shares				MGMT	YES	FOR	FOR

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dryden High Yield Fund, Inc.

By

/s/ Judy A. Rice Judy A. Rice, President

Date: August 12, 2005